Cover page	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Entity File Number	0-28998
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	ELBIT SYSTEMS LTD.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Advanced Technology Center
Entity Address, City or Town	Haifa
Entity Address, Postal Zip Code	3100401
Entity Address, Country	IL
Title of 12(b) Security	Ordinary Shares, nominal value 1.0 New Israeli Shekel per share
Trading Symbol	ESLT
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	44,344,206
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Central Index Key	0001027664
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Advanced Technology Center
Entity Address, City or Town	Haifa
Entity Address, Postal Zip Code	3100401
Entity Address, Country	IL
Contact Personnel Name	Dr. Yaacov Kagan
Contact Personnel Email Address	kobi.kagan@elbitsystems.com
Country Region	972
City Area Code	77
Local Phone Number	294-6663
Phone Fax Number Description	8316659
Entity Address, Address Line Two	P.O. Box 539